Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income Tax (Benefit) Expense	Income tax (benefit) expense was as follows:
	2019	2018
	(In thousands)
Current
Federal	$(66)	$(110)
State	5	12
Deferred
Federal	(225)	68
State	(59)	86
Change in valuation allowance	-	-
Total	$(345)	$56

Effective Income Tax Rate Reconciliation
Effective tax rates differ from the federal statutory rate of 21% applied to income before income taxes due to the following:

	2019	2018
	(In thousands)
Federal statutory rate times financial statement net (loss) income	$(115)	$183
Effect of:
State taxes, net of federal benefit	(45)	77
Change in federal rate	-	-
Earnings from bank owned life insurance	(11)	(16)
Low income housing credits	(198)	(212)
Change in valuation allowance	-	-
Other, net	24	24
Total	$(345)	$56

Deferred Tax Assets and Liabilities
Year-end deferred tax assets and liabilities were due to the following:

	2019	2018
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$897	$799
Real estate owned	-	65
Accrued liabilities	137	150
State income taxes	36	34
Stock compensation	202	165
Net operating loss carryforward	3,614	3,887
Non-accrual loan interest	1	3
Partnership investment	173	140
General business credit	1,859	1,661
Alternative minimum tax credit	94	151
Unrealized appreciation AFS	-	50
Other	34	28
Total deferred tax assets	7,047	7,133
Deferred tax liabilities:
Section 481 Adjustments to bad debts	(660)	(980)
Deferred loan fees/costs	(797)	(775)
Basis difference on fixed assets	(15)	(35)
Net unrealized appreciation on available-for-sale securities	(59)	-
FHLB stock dividends	(266)	(266)
Mortgage servicing rights	(3)	(5
Prepaid expenses	(27)	(27)
Total deferred tax liabilities	(1,827)	(2,088)
Net deferred tax assets	$5,220	$5,045